INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Canada		103	27	167
Foreign		42	16	14
Total		145	43	181
Deferred
Canada		309	245	69
Foreign		377	323	216
Total		686	568	285
Total Income Tax Expense/(Recovery)		831	611	466
Geographic Components of Income
Canada		1,146	1,224	842
Foreign		1,678	1,298	1,096
Income before Income Taxes		2,824	2,522	1,938
Reconciliation of Income Tax Expense
Income before Income Taxes		2,824	2,522	1,938
Federal and provincial statutory tax rate		25.00%	25.00%	25.00%
Expected income tax expense		706	631	485
Income tax differential related to regulated operations		129	(13)	41
Higher/(lower) effective foreign tax rates		25	33	(12)
Income from equity investments and non-controlling interests		(38)	(28)	(27)
Tax legislation change	(25)	0	(25)	0
Other		9	13	(21)
Total Income Tax Expense/(Recovery)		831	611	466
Deferred Income Tax Assets
Operating loss carryforwards		1,266	826
Deferred amounts		215	223
Unrealized foreign exchange losses on long-term debt		140	0
Financial Instruments		104	0
Other		248	128
Total		1,973	1,177
Less: Valuation allowance		125	0
Deferred Tax Assets, Net of Valuation Allowance		1,848	1,177
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs		5,548	4,245
Equity investments		648	682
Taxes on future revenue requirement		253	291
Unrealized foreign exchange gains on long-term debt		0	35
Other		71	170
Total		6,520	5,423
Net Deferred Income Tax Liabilities		4,672	4,246
Deferred Income Tax Assets
Deferred income tax assets (Note 16)		427	119
Intangible and Other Assets		180	225
Total		607	344
Deferred Income Tax Liabilities
Accounts Payable and Other		4	26
Deferred Income Tax Liabilities		5,275	4,564
Total		5,279	4,590
Net Deferred Income Tax Liabilities
Net Deferred Income Tax Liabilities		4,672	4,246